Annual Total Returns - Fidelity Emerging Markets Fund [BarChart] - 10.31 Fidelity Emerging Markets Fund K PRO-07 - Fidelity Emerging Markets Fund - Fidelity Emerging Markets Fund-Class K	Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	18.49%
Annual Return 2011	(20.90%)
Annual Return 2012	14.94%
Annual Return 2013	4.10%
Annual Return 2014	1.81%
Annual Return 2015	(9.92%)
Annual Return 2016	3.42%
Annual Return 2017	47.89%
Annual Return 2018	(17.91%)
Annual Return 2019	33.84%